Financial Risks - Schedule of Credit Risk Concentration - Debt Securities and Money Market Investments (Detail) - Debt securities and money market investments [member] - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 102,105	€ 104,018
Residential mortgage- backed securities (RMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,984	2,565
Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3,647	3,599
Asset backed securities [member] | Credit risk [member] | Collateralized debt obligations 1 [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,878	2,159
Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2,321	1,965
Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	9,956	11,863
Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	11,877	10,760
Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	6,757	5,960
Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	28,127	30,627
Capital Goods And Other Industry [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	5,661	5,618
Communications And Technology [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	8,485	7,570
Consumer Cyclical [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4,286	4,522
Consumer Non Cyclical [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	8,984	8,909
Energy [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4,980	4,715
Transportation [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3,163	3,183
Americas [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	65,490	63,739
Americas [member] | Residential mortgage- backed securities (RMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,854	2,317
Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3,005	2,970
Americas [member] | Asset backed securities [member] | Collateralized debt obligations 1 [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	265	422
Americas [member] | Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,972	1,584
Americas [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	5,597	6,144
Americas [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	9,916	9,080
Americas [member] | Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	5,356	4,872
Americas [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	11,663	11,282
Americas [member] | Capital Goods And Other Industry [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4,048	3,968
Americas [member] | Communications And Technology [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	6,190	5,736
Americas [member] | Consumer Cyclical [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3,159	3,112
Americas [member] | Consumer Non Cyclical [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	6,138	6,200
Americas [member] | Energy [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4,177	3,852
Americas [member] | Transportation [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2,151	2,202
The Netherlands [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	26,951	30,880
The Netherlands [member] | Residential mortgage- backed securities (RMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	106	165
The Netherlands [member] | Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3	12
The Netherlands [member] | Asset backed securities [member] | Collateralized debt obligations 1 [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,576	1,703
The Netherlands [member] | Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1	11
The Netherlands [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3,146	4,520
The Netherlands [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	854	706
The Netherlands [member] | Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	707	401
The Netherlands [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	14,321	17,208
The Netherlands [member] | Capital Goods And Other Industry [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,078	1,182
The Netherlands [member] | Communications And Technology [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,561	1,129
The Netherlands [member] | Consumer Cyclical [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	741	999
The Netherlands [member] | Consumer Non Cyclical [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,900	1,773
The Netherlands [member] | Energy [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	143	287
The Netherlands [member] | Transportation [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	815	784
United Kingdom [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,248	1,160
United Kingdom [member] | Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	122	122
United Kingdom [member] | Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	74	74
United Kingdom [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	177	164
United Kingdom [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	68	78
United Kingdom [member] | Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	105	78
United Kingdom [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	477	434
United Kingdom [member] | Capital Goods And Other Industry [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	33	18
United Kingdom [member] | Communications And Technology [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3	3
United Kingdom [member] | Consumer Cyclical [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	43	43
United Kingdom [member] | Consumer Non Cyclical [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	121	120
United Kingdom [member] | Energy [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	26	27
International [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	8,130	8,022
International [member] | Residential mortgage- backed securities (RMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	20	80
International [member] | Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	517	495
International [member] | Asset backed securities [member] | Credit risk [member] | Collateralized debt obligations 1 [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	37	35
International [member] | Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	267	294
International [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,035	1,034
International [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	783	744
International [member] | Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	590	610
International [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,649	1,658
International [member] | Capital Goods And Other Industry [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	501	446
International [member] | Communications And Technology [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	732	701
International [member] | Consumer Cyclical [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	342	368
International [member] | Consumer Non Cyclical [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	825	815
International [member] | Energy [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	635	545
International [member] | Transportation [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	197	197
Asset management [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	286	199
Asset management [member] | Residential mortgage- backed securities (RMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4	3
Asset management [member] | Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	8	2
Asset management [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		2
Asset management [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	257	135
Asset management [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	18	46
Asset management [member] | Capital Goods And Other Industry [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		4
Asset management [member] | Communications And Technology [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		1
Asset management [member] | Consumer Non Cyclical [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		1
Asset management [member] | Energy [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		4
Asset management [member] | Transportation [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		1
Past due and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2,101	1,200
Past due and impaired [member] | Residential mortgage- backed securities (RMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	611	736
Past due and impaired [member] | Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	13	9
Past due and impaired [member] | Asset backed securities [member] | Collateralized debt obligations 1 [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2	1
Past due and impaired [member] | Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	27	9
Past due and impaired [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	9	9
Past due and impaired [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	175	35
Past due and impaired [member] | Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	153	143
Past due and impaired [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4	4
Past due and impaired [member] | Capital Goods And Other Industry [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	144	41
Past due and impaired [member] | Communications And Technology [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	411	119
Past due and impaired [member] | Consumer Cyclical [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	152	30
Past due and impaired [member] | Consumer Non Cyclical [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	177	32
Past due and impaired [member] | Energy [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	91	12
Past due and impaired [member] | Transportation [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 130	€ 21